Investment Securities (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available-for-sale
Fair Value Less Than 12 Months	$ 3,706
Unrealized Losses Less Than 12 Months	(52)
Fair Value 12 Months or Greater	3,759
Unrealized Losses 12 Months or Greater	(639)
Fair Value Total	7,465
Unrealized Losses Total	(691)
Held-to-maturity
Fair Value Less Than 12 Months	697
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	148
Unrealized Losses 12 Months or Greater	(41)
Fair Value Total	845
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(44)
Collateralized Debt Obligations [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	29
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	29
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2)
Other [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	14
Unrealized Losses 12 Months or Greater	(7)
Fair Value Total	14
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(7)
Obligations of state and political subdivisions [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	9
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(1)
Other Debt Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	92
Unrealized Losses 12 Months or Greater	(29)
Fair Value Total	92
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(29)
Other Investments [Member]
Available-for-sale
Fair Value Less Than 12 Months	1
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	2
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	3
Unrealized Losses Total	(1)
U.S. Treasury and agency [Member]
Available-for-sale
Fair Value Less Than 12 Months	22
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	22
Unrealized Losses Total	(1)
Obligations of state and political subdivisions [Member]
Available-for-sale
Fair Value Less Than 12 Months	73
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	879
Unrealized Losses 12 Months or Greater	(22)
Fair Value Total	952
Unrealized Losses Total	(22)
Obligations of foreign governments [Member]
Available-for-sale
Fair Value Less Than 12 Months	6
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	6
Unrealized Losses Total	0
Collateralized Debt Obligations [Member]
Available-for-sale
Fair Value Less Than 12 Months	14
Unrealized Losses Less Than 12 Months	(2)
Fair Value 12 Months or Greater	9
Unrealized Losses 12 Months or Greater	(3)
Fair Value Total	23
Unrealized Losses Total	(5)
Other [Member]
Available-for-sale
Fair Value Less Than 12 Months	497
Unrealized Losses Less Than 12 Months	(14)
Fair Value 12 Months or Greater	116
Unrealized Losses 12 Months or Greater	(15)
Fair Value Total	613
Unrealized Losses Total	(29)
Corporate Debt Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	156
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	580
Unrealized Losses 12 Months or Greater	(173)
Fair Value Total	736
Unrealized Losses Total	(174)
Perpetual preferred securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	78
Unrealized Losses Less Than 12 Months	(19)
Fair Value 12 Months or Greater	162
Unrealized Losses 12 Months or Greater	(67)
Fair Value Total	240
Unrealized Losses Total	(86)
Agency [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	697
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	0
Unrealized Losses 12 Months or Greater	0
Fair Value Total	697
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(3)
Agency [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	2,689
Unrealized Losses Less Than 12 Months	(3)
Fair Value 12 Months or Greater	676
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	3,365
Unrealized Losses Total	(4)
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Fair Value 12 Months or Greater	3
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	3
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(2)
Non-agency [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale
Fair Value Less Than 12 Months	21
Unrealized Losses Less Than 12 Months	(2)
Fair Value 12 Months or Greater	1
Unrealized Losses 12 Months or Greater	0
Fair Value Total	22
Unrealized Losses Total	(2)
Residential Non-agency Prime [Member] | Residential [Member]
Held-to-maturity
Fair Value Less Than 12 Months	0
Unrealized Losses Less Than 12 Months	0
Residential Non-agency Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	102
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	649
Unrealized Losses 12 Months or Greater	(107)
Fair Value Total	751
Unrealized Losses Total	(113)
Residential Non-agency Non-Prime [Member] | Residential [Member]
Held-to-maturity
Fair Value 12 Months or Greater	1
Unrealized Losses 12 Months or Greater	0
Fair Value Total	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	0
Residential Non-agency Non-Prime [Member] | Residential [Member]
Available-for-sale
Fair Value Less Than 12 Months	47
Unrealized Losses Less Than 12 Months	(4)
Fair Value 12 Months or Greater	685
Unrealized Losses 12 Months or Greater	(250)
Fair Value Total	732
Unrealized Losses Total	$ (254)